Derivative Instruments (Contractor Option Activity) (Details) - CAD / shares shares in Thousands	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Stock Options Issuance Outstanding at Beginning	40	40	40
Stock Options Issuance Exercised	(1)		(1)
Stock Options Issuance Forfeited	0		0
Stock Options Issuance Expired	0		0
Stock Options Issuance Outstanding at Ending	39	40	39	40
Number of Options Outstanding and Exercisable at Beginning		1,428	1,428
Number of Options Exercised			(36)
Number of Options Outstanding and Exercisable at Ending				1,428
Weighted-average Exercise Price Outstanding and Exercisable at Beginning		CAD 1.81	CAD 1.81
Weighted-average Exercise Price Exercised			1.89
Weighted-average Exercise Price Forfeited			0
Weighted-average Exercise Price Forfeited or expired			0
Weighted-average Exercise Price Outstanding and Exercisable at Ending	CAD 1.80		CAD 1.80	CAD 1.81
Derivative Instrument Option Activity [Member]
Number of Options Outstanding and Exercisable at Beginning		40	40	40	55
Number of Options Exercised				0	(14)
Number of Options Forfeited or expired				0	(1)
Number of Options Outstanding and Exercisable at Ending				40	40
Weighted-average Exercise Price Outstanding and Exercisable at Beginning		CAD 1.81	CAD 1.81	CAD 1.81	CAD 1.84
Weighted-average Exercise Price Exercised				0	1.94
Weighted-average Exercise Price Forfeited or expired				0	1.82
Weighted-average Exercise Price Outstanding and Exercisable at Ending				CAD 1.81	CAD 1.81